First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at July 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS: 92.68%
	Airport Services - 7.62%
23,638	Aena SME SA*^	$2,989,952
8,830	Flughafen Zurich AG*^	1,468,396
68,715	Grupo Aeroportuario del Sureste SAB de CV - Class B^	1,291,851
		5,750,199

	Construction & Engineering - 2.77%
21,852	VINCI SA^	2,094,697

	Electric Utilities - 31.87%
21,098	Alliant Energy Corp.	1,285,501
41,200	Emera, Inc.^	1,953,264
25,049	Entergy Corp.	2,883,891
28,625	Evergy, Inc.	1,953,943
54,418	FirstEnergy Corp.	2,236,580
58,523	NextEra Energy, Inc.	4,944,608
5,207	Orsted A/S	606,182
18,852	Pinnacle West Capital Corp.	1,385,056
78,206	PPL Corp.	2,274,230
88,916	SSE plc^	1,920,450
35,766	Xcel Energy, Inc.	2,617,356
		24,061,061

	Environmental & Facilities Services - 1.01%
5,519	Republic Services, Inc.	765,265

	Gas Utilities - 2.58%
471,000	China Gas Holdings Ltd.^	723,995
49,965	Rubis SCA^	1,221,202
		1,945,197

	Highways & Railtracks - 13.99%
249,492	Atlas Arteria Ltd.^	1,357,571
404,100	CCR SA^	1,016,088
30,572	Getlink S.E.^	611,876
1,166,000	Jiangsu Expressway Co. Ltd. - Class H^	1,017,526
115,397	Promotora y Operadora de Infraestructura SAB de CV^	834,959
559,975	Transurban Group^	5,723,887
		10,561,907

	Integrated Telecommunication Services - 1.07%
76,533	Infrastrutture Wireless Italiane SpA^	804,235

	Multi-Utilities - 12.15%
11,776	Avista Corp.	497,654
58,142	CenterPoint Energy, Inc.	1,842,520
44,940	Dominion Energy, Inc.	3,684,181
131,492	Hera SpA^	377,811
16,706	Sempra Energy	2,769,855
		9,172,021

	Oil & Gas Storage & Transportation - 8.20%
12,695	Cheniere Energy, Inc.	1,898,918
29,079	DT Midstream, Inc.	1,600,217
44,700	Pembina Pipeline Corp.^	1,706,597
14,198	Targa Resources Corp.	981,224
		6,186,956

	Railroads - 10.42%
490,774	Aurizon Holdings Ltd.^	1,389,035
97,313	CSX Corp.	3,146,129
9,633	Norfolk Southern Corp.	2,419,521
24,700	West Japan Railway Co.^	907,249
		7,861,934

	Water Utilities - 1.00%
772,000	Guangdong Investment Ltd.^	752,025
	TOTAL COMMON STOCKS (Cost $67,703,263)	69,955,497

	REITs: 6.59%
	Real Estate - 6.59%
12,916	American Tower Corp.	3,498,040
4,406	SBA Communications Corp.	1,479,491
	TOTAL REITs (Cost $4,332,369)	4,977,531

	Total Investments in Securities (Cost $72,035,632): 99.27%	74,933,028
	Other Assets in Excess of Liabilities: 0.73%	552,963
	Net Assets: 100.00%	$75,485,991

* Non-income producing security.
^ Foreign issuer.

AG	Aktiengesellschaft is the German term for a public limited company.
A/S	Aktieselskab is the Danish term for a stock-based corporation.
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
SCA	Societe en commandite par actions is the French term for a limited share company.
S.E.	Company is a European company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	59.24%
Australia	11.22%
France	5.20%
Canada	4.85%
Spain	3.96%
China	3.30%
Mexico	2.82%
United Kingdom	2.54%
Switzerland	1.95%
Italy	1.57%
Brazil	1.35%
Japan	1.20%
Denmark	0.80%
100.00%

First Sentier Global Listed Infrastructure Fund
Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

First Sentier Global Listed Infrastructure Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$-	$804,235	$-	$804,235
Energy	6,186,956	-	-	6,186,956
Industrials	9,473,813	17,560,189	-	27,034,002
Utilities	30,328,639	5,601,665	-	35,930,304
Total Common Stocks	45,989,408	23,966,089	-	69,955,497
REITs	4,977,531	-	-	4,977,531
Total Investments in Securities	$50,966,939	$23,966,089	$-	$74,933,028

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification.